Financial Risks - Summary of Composition by Credit Quality of Debt Securities, Available-for-sale, in an Unrealized Loss Position (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of available for sale debt securities [line items]
Carrying value of securities with unrealized losses	€ 11,246	€ 20,938
Unrealized losses	(391)	(1,176)
AAA [member]
Disclosure of available for sale debt securities [line items]
Carrying value of securities with unrealized losses	4,924	8,536
Unrealized losses	(135)	(422)
AA [member]
Disclosure of available for sale debt securities [line items]
Carrying value of securities with unrealized losses	1,037	1,581
Unrealized losses	(17)	(48)
A [member]
Disclosure of available for sale debt securities [line items]
Carrying value of securities with unrealized losses	1,775	3,599
Unrealized losses	(45)	(154)
BBB [member]
Disclosure of available for sale debt securities [line items]
Carrying value of securities with unrealized losses	2,339	5,249
Unrealized losses	(70)	(288)
BB [member]
Disclosure of available for sale debt securities [line items]
Carrying value of securities with unrealized losses	507	920
Unrealized losses	(39)	(128)
B [member]
Disclosure of available for sale debt securities [line items]
Carrying value of securities with unrealized losses	323	345
Unrealized losses	(32)	(40)
Below B [member]
Disclosure of available for sale debt securities [line items]
Carrying value of securities with unrealized losses	341	706
Unrealized losses	€ (54)	€ (96)